Share-Based compensation	6 Months Ended
Jun. 30, 2024
Share-Based compensation
Share-Based compensation

16.Share-Based compensation

Equity-settled share-based payment transactions

As of June 30, 2024, the Company has five outstanding equity-settled share-based incentive plans, including (i) the 2016 warrants plan (the 2016 Plan), (ii) the 2018 warrants plan (the 2018 Plan), (iii) the 2020 warrants plan (the 2020 Plan), (iv) the 2021 warrants plan (the 2021 plan) and (v) the 2022 warrants plan (the 2022 plan). The Company had an extraordinary shareholders’ meeting on February 21, 2020 where it was decided to achieve a share split in a ratio of 500:1. Per warrant issued before February 21, 2020, 500 common shares will be issuable. For presentation purposes the tables and comments below reflect the number of shares the warrants give right to across all plans.

In accordance with the terms of the various plans, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

The changes of the year for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2024	2023
Outstanding at January 1	1,635,606	1,416,490
Granted	385,250	475,862
Forfeited	(13,625)	(45,625)
Exercised	(24,275)	—
Expired	(35,975)	(93,625)
Outstanding as at June 30	1,946,981	1,753,102
Exercisable as at June 30	1,210,613	996,086

On February 1, 2024 and on April 21, 2024, respectively 300,250 and 85,000 warrants were from the 2022 plan. As of June 30, 2024, a total number of 24,275 warrants have been exercised. For 8,650 exercised warrants, the related shares were issued in March 2024, for 3,000 warrants, the shares were issued in April 2024 and for 12,625 exercised warrants, the related shares were issued in June 2024.

The following tables provide the input to the Black-Scholes model for warrants granted in 2018, 2020, 2021, 2022, 2023 and 2024 related to the 2016 warrant plan, the 2018 warrant plan, the 2020 warrant plan, the 2021 warrant plan and the 2022 warrant plan. The tables and notes uses as a basis, the number of shares the warrants give right to across all plans.

					Plan 2021
	Plan 2016	Plan 2018	Plan 2018	Plan 2020	(grant Sept 17
	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	2021)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	51.30%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.36)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	25.31
Stock price	1.09	10.24	10.20	10.20	25.75
Fair value	0.10	5.30	3.31	3.31	9.22

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21	(grant May 14
	2021)	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.50%	49.80%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.18)%	0.37%	0.37%	0.50%	1.06%
Expected life	3	3	3	4	3
Exercise price	25.31	17.76	25.31	17.76	13.82
Stock price	20.50	17.50	17.50	17.50	13.82
Fair value	5.94	6.05	4.15	6.90	4.94

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant June 8	(grant Aug 8	(grant Aug 8	(grant March 24	(grant April 12
	2022)	2022)	2022)	2023)	2023)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	52.60%	53.71%	53.97%	52.00%	52.00%
Risk-free interest rate	1.60%	1.39%	1.45%	3.20%	3.24%
Expected life	3	3	4	3	3
Exercise price	12.95	9.66	9.66	5.42	6.36
Stock price	13.34	9.75	9.75	6.70	7.08
Fair value	5.21	3.79	4.32	3.09	3.04

	Plan 2021	Plan 2022	Plan 2022	Plan 2022	Plan 2022
	(grant June 14	(grant June 14	(grant Oct 20	(grant Feb 01	(grant Apr 21
	2023)	2023)	2023)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.28%	51.28%	50.00%	62.20%	65.50%
Risk-free interest rate	3.36%	3.36%	3.55%	2.63%	3.08%
Expected life	3	3	3	3	3
Exercise price	7.19	7.19	5.92	5.24	9.04
Stock price	7.10	7.10	5.60	9.96	9.20
Fair value	2.75	2.75	2.07	6.26	4.40

On March 24, 2023, the Company reduced the exercise price of 75% of the warrants previously granted to warrant holders under the 2021 Warrants Plan to 5.42 EUR  to reflect the decrease in the company’s share price. For the remaining 25% of the warrants previously granted under the 2021 Warrants Plan, the exercise price will remain unchanged. All other terms and conditions of the re-priced warrants remain unchanged to the original option agreement. The Company determined the fair value of the options at the date of the modification (March 24, 2023). The incremental fair value of the re-priced warrants will be recognised as an expense over the period from the modification date to the end of the vesting period. For the warrants already vested at the date of modification, the incremental fair value is fully recognised as an expense at date of modification.

The fair value of the modified warrants was determined using the same models and principles as described above, with the following model inputs:

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.48	2.52	2.67	2.49
Incremental Fair value	2.38	2.40	2.23	2.38

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental Fair value	2.23	1.92	1.28	1.19

The Company has recognized €1.5 million share-based payment expense for the six months ended June 30, 2024 (2023: €1.8 million) of which €66.000 is related to the incremental fair value of the re-priced warrants.